Document and Entity Information	Aug. 27, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2021
Entity Registrant Name	Heartland Financial USA, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15393
Entity Tax Identification Number	42-1405748
Entity Address, Address Line One	1398 Central Avenue
Entity Address, City or Town	Dubuque
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52001
City Area Code	563
Local Phone Number	589-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000920112
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	HTLF
Security Exchange Name	NASDAQ
Depositary Shares (each representing 1/400th interest in a share of 7.00% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/400th interest in a share of 7.00% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E)
Trading Symbol	HTLFP
Security Exchange Name	NASDAQ